Document and Entity Information	6 Months Ended
Jun. 30, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	CollPlant Holdings Ltd.
Entity Central Index Key	0001631487
Trading Symbol	CLGN
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Type	6-K
Document Fiscal Period Focus	Q2
Document Period End Date	Jun. 30, 2018
Document Fiscal Year Focus	2018
Entity Filer Category	Non-accelerated Filer